DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Oct. 17, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016
Disclosure of detailed information about borrowings [line items]
Current portion	$ 15,987		$ 27,482
Long term portion	90,782		73,224
Total	106,769		100,706
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Current portion	987		1,151
Long term portion	1,394		532
Ecobank Loan III
Disclosure of detailed information about borrowings [line items]
Current portion	0		5,555
Long term portion	0		14,380
Ecobank Loan IV
Disclosure of detailed information about borrowings [line items]
Current portion	0		4,000
Long term portion	0		13,700
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Long term portion	47,002		44,612
Total	$ 47,002		44,612	$ 42,515
Borrowings, interest rate	7.00%				7.00%
Vendor agreement
Disclosure of detailed information about borrowings [line items]
Current portion	$ 0		16,776
Borrowings, interest rate	7.50%
Macquarie Credit Facility
Disclosure of detailed information about borrowings [line items]
Current portion	$ 15,000		0
Long term portion	$ 42,386		$ 0
Borrowings, interest rate		4.50%